Disposals of subsidiaries - Disposals of subsidiaries financial impacts (Details) - CNY (¥)				1 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 09, 2020	Dec. 08, 2020	Dec. 31, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Net assets disposed of:
Property, plant and equipment.				¥ 531,941,000		¥ 358,749,000	¥ 531,941,000	¥ 519,323,000
Deferred tax assets				32,646,000		45,765,000	32,646,000	19,900,000
Inventories				33,336,000		30,566,000	33,336,000
Other receivables, deposits and prepayments				98,715,000		31,692,000	98,715,000
Cash and cash equivalents				44,384,000		39,289,000	44,384,000	154,490,000
Income tax payables				(13,194,000)		(9,018,000)	(13,194,000)
Borrowings				(135,814,000)		(156,208,000)	(135,814,000)
Contract liabilities				(8,639,000)		(236,476,000)	(8,639,000)
Lease liabilities				(214,851,000)		(134,032,000)	(214,851,000)		¥ (201,881,000)
Deferred income tax liabilities				(14,651,000)			(14,651,000)	¥ (12,829,000)
Trade payables				(33,654,000)		(31,256,000)	(33,654,000)
Accruals, other payables and provisions				(68,783,000)		(72,848,000)	(68,783,000)
Non-controlling interests				(34,840,000)		29,755,000	(34,840,000)
Net assets of subsidiary						(186,422,000)
Loss on disposal of subsidiary							¥ 802,000
Yantai Pengai Jiayan
Disposals of subsidiaries
Proportion of ownership interest disposed off		12.00%
Proportion of equity interest held (as a percent)		68.00%	80.00%
Guangdong Hanfei
Net assets disposed of:
Loss on disposal of subsidiary						13,564,000
Satisfied by:
Cash consideration				61,000,000
Settlement of pre-existing balance						41,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				¥ 20,000,000
Disposals of subsidiaries | Guangdong Hanfei
Net assets disposed of:
Property, plant and equipment.	¥ 165,711,000
Intangible assets	58,541,000
Goodwill	102,971,000
Deferred tax assets	575,000
Inventories	9,472,000
Trade and other receivables	57,249,000
Cash and cash equivalents	828,000
Income tax payables	(11,464,000)
Trade payables and other payables	(90,143,000)
Borrowings	(4,705,000)
Contract liabilities	(7,477,000)
Lease liabilities	(132,385,000)
Non-controlling interests	(27,961,000)
Net assets of subsidiary	121,212,000
Loss on disposal of subsidiary	(55,387,000)
Consideration	65,825,000
Satisfied by:
Cash consideration	61,000,000
Settlement of pre-existing balance	4,825,000
Total consideration	65,825,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	20,000,000
Cash and cash equivalents disposed of	(828,000)
Net cash inflow in respect of disposal of subsidiary	¥ 19,172,000
Disposals of subsidiaries | Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd.
Net assets disposed of:
Property, plant and equipment.					¥ 3,910,000
Intangible assets					17,000
Deferred tax assets					175,000
Inventories					66,000
Trade and other receivables					97,000
Income tax receivables					75,000
Cash and cash equivalents					1,000
Trade payables and other payables					(263,000)
Contract liabilities					(12,000)
Lease liabilities					(1,896,000)
Non-controlling interests					(618,000)
Net assets of subsidiary					1,552,000
Loss on disposal of subsidiary					(729,000)
Satisfied by:
Cash consideration					823,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received					823,000
Cash and cash equivalents disposed of					(1,000)
Net cash inflow in respect of disposal of subsidiary					¥ 822,000
Disposals of subsidiaries | Certain Subsidiaries
Net assets disposed of:
Property, plant and equipment.						2,949,000
Intangible assets						10,903,000
Inventories						3,462,000
Other receivables, deposits and prepayments						9,911,000
Cash and cash equivalents						1,329,000
Income tax payables						(18,410,000)
Trade payables and other payables						(22,047,000)
Contract liabilities						(304,000)
Non-controlling interests						(37,565,000)
Net assets of subsidiary						(49,772,000)
Loss on disposal of subsidiary						37,688,000
Consideration						(12,084,000)
Satisfied by:
Settlement of pre-existing balance						(12,084,000)
Total consideration						(12,084,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of						(1,329,000)
Net cash inflow in respect of disposal of subsidiary						¥ (1,329,000)